ROYALTY INTEREST	12 Months Ended
Dec. 31, 2021
Royalty Interest
ROYALTY INTEREST

NOTE 4. ROYALTY INTEREST

Pursuant to the Purchase and Sale Agreement with an unrelated third party, the Company has a 2.5% gross overriding royalty on all petroleum substances produced from five oil sands leases in the Cadotte Central area that were sold in June, 2020. For the years ended December 31, 2021 and 2020, the Company earned royalties of $31,296 and $0, respectively.